INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

The Company presents both basic and diluted income per share on the face of its consolidated statements of income. Basic and diluted income per share are calculated as follows:

	2021	2020

Net income attributable to controlling interest	$3,449,162	$2,977,050
Weighted average common shares outstanding:
Basic	12,316,254	12,240,641
Diluted	12,505,522	12,302,552
Net income per common share attributable to controlling interest:
Basic and diluted	$0.28	$0.24

SCHEDULE OF ANTI-DILUTIVE OPTIONS
	2021	2020

Anti-dilutive options	21,000	507,000